Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
May 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
401(k) Savings and Profit Sharing Plan for Employees of NIKE, Inc.
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
As of May 31, 2025
EIN 93-0584541
Plan 001

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investments	(d) Cost (1)	(e) Current Value
*	Self-directed Brokerage Accounts	Registered investment companies		$329,355,472
*	NIKE, Inc., Class B Common Stock	Common stock		$353,489,573
*	MFO BLACKROCK INSTL TR CO N A INVT FDS FOR E MSCI ACWI EX-US IMI INDEX FD F	Collective trust fund		$133,171,138
*	MFO BLACKROCK EXTD EQTY MKT FD F	Collective trust fund		$154,672,298
*	MFO BLACKROCK LIFEPATH INDEX 2030 FUND F	Collective trust fund		$476,085,823
*	MFO BLACKROCK LIFEPATH INDEX 2035 FUND F	Collective trust fund		$713,826,327
*	MFO BLACKROCK LIFEPATH INDEX 2040 FUND F	Collective trust fund		$670,549,165
*	MFO BLACKROCK LIFEPATH INDEX 2045 FUND F	Collective trust fund		$675,825,162
*	MFO BLACKROCK LIFEPATH INDEX 2050 FUND F	Collective trust fund		$611,760,279
*	MFO BLACKROCK LIFEPATH INDEX 2055 FUND F	Collective trust fund		$378,373,066
*	MFO BLACKROCK LIFEPATH INDEX 2060 FUND F	Collective trust fund		$135,033,807
*	MFO BLACKROCK LIFEPATH INDEX 2065 FUND F	Collective trust fund		$65,366,878
*	MFO BLACKROCK LIFEPATH INDEX 2070 FUND F	Collective trust fund		$695,954
*	MFO BLACKROCK US DEBT INDEX F	Collective trust fund		$79,322,229
*	MFO LIFEPATH INDEX RETIREMENT FUND F	Collective trust fund		$315,645,807
*	MFO EQUITY INDEX FUND F	Collective trust fund		$522,848,381
	MFO MORELY STABLE VALUE FUND	Collective trust fund		$193,112,794
*	NT COLLECTIVE GOVT SHORT TERM INVT FD	Collective trust fund		$15,303,077
		Total investments		$5,824,437,232

*	Notes Receivable from Participants	Maturities through November 2036 Interest Rate: 4.25 percent -10.50 percent		$62,762,534
*Party-in-interest.
(1)Cost information is not required for participant directed assets.